Fair Value of Financial Instruments - Additional Information (Details) - Level 2 Fair Value - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Carrying value
Derivatives [Line items]
Long-term debt obligations	$ 6.5	$ 5.8
Fair value
Derivatives [Line items]
Long-term debt obligations	$ 6.7	$ 5.8